Unaudited Interim Condensed Consolidated Income Statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues:
Voyage revenues (Note 14)	$ 612,265	$ 462,721
Expenses/(Income)
Voyage expenses (Note 3 )	129,428	128,635
Charter-in hire expenses (Note 6)	16,993	9,695
Vessel operating expenses	126,699	112,303
Dry docking expenses	22,369	18,861
Depreciation (Note 5)	75,537	70,075
Management fees (Notes 3)	8,696	8,460
General and administrative expenses (Note 3)	30,175	22,675
Impairment loss	0	7,700
Loss on write-down of inventory	0	4,743
Other operational loss	901	326
Other operational gain	(1,742)	(33,676)
Loss on bad debt	0	300
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 13)	4,316	(4,207)
Gain on sale of vessels (Note 5)	(22,938)	34
Total operating expenses, net	390,434	345,924
Operating income	221,831	116,797
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(46,112)	(31,731)
Interest income and other income/(loss)	7,346	6,593
Gain/(Loss) on derivative financial instruments, net (Note 13)	(1,246)	(507)
Loss on debt extinguishment, net (Note 8)	(1,010)	(888)
Total other expenses, net	(41,022)	(26,533)
Income before taxes and equity in income of investee	180,809	90,264
Income tax (expense)/refund	116	(103)
Income before equity in income/(loss) of investee	180,925	90,161
Equity in income/(loss) of investee (Note 3)	11	33
Net income	$ 180,936	$ 90,194
Earnings per share, basic	$ 1.87	$ 0.88
Earnings per share, diluted	$ 1.82	$ 0.87
Weighted average number of shares outstanding, basic (Note 10)	96,670,823	102,821,671
Weighted average number of shares outstanding, diluted (Note 10)	99,716,982	103,170,724